Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables, Other, Related Parties and Retainage [Abstract]
Balance - Beginning of year	$ 9,294	$ 9,997
New loans and advances	2,700	3,262
Repayments	(2,792)	(3,157)
Effect of changes to related parties	(2,171)	(808)
Balance - End of year	$ 7,031	$ 9,294